Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Current Assets
Cash	$ 22,727	$ 51,431	$ 670,352
Prepaid expenses	75,171	47,877	63,845
Total Current Assets	97,898	99,308	734,197
Deferred offering costs
Investments held in Trust Account	33,539,031	31,338,322	58,109,787
Total Assets	33,636,929	31,437,630	58,843,984
Current Liabilities
Accounts payable and accrued expenses	298,581	174,581	39,723
Due to related party- administrative expenses	140,000	50,000
Promissory note – Marine Thinking (target company)	600,000
Public shareholder redemption payable	30,387,444
Total Current Liabilities	33,201,025	724,581	49,723
Total Liabilities	33,201,025	724,581	49,723
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption	3,151,587	31,338,322	55,929,275
Shareholders’ Equity
Preference shares, value
Additional paid-in capital			2,614,400
Accumulated deficit	(2,715,873)	(625,463)	250,396
Total Shareholders’ Deficit	(2,715,683)	(625,273)	2,864,986
Total Liabilities, Shares Subject to Possible Redemption, and Shareholders’ Deficit	33,636,929	31,437,630	58,843,984
Related Party
Current Liabilities
Due to related party	225,000	50,000	10,000
Promissory note – related party	1,550,000	500,000
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	46	46	46
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	$ 144	$ 144	$ 144